General Information and Summary of Significant Accounting Policies - Schedule of Entities Classified as Associates (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share		14.8148%
Transbank S.A
Disclosure of associates [line items]
Entity's share	8.7188%	8.7188%
Combanc S.A. [Member]
Disclosure of associates [line items]
Entity's share	9.81%	9.81%
Imerc OTC S.A. [Member]
Disclosure of associates [line items]
Entity's share	8.6624%	8.6624%